LION BATTERY TECHNOLOGIES INC. (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 06, 2021	Jul. 12, 2019	Feb. 28, 2021	Jun. 30, 2020	Jul. 31, 2019	Feb. 28, 2022	Aug. 31, 2020
Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Additional number of common stock issued for investment		400,000
Additional common stock price per share		$ 0.01
Additional planned funding	$ 2,726
Maximum investment in new venture	6,726	$ 4,000
Amount of investment allocated to general and administrative expenses		1,000
Preferred stock received for investment, value		$ 550	$ 350	$ 350
Preferred stock received for investment		1,100,000	700,000	700,000
Preferred stock price per share		$ 0.50	$ 0.50	$ 0.50
Proportion of ownership interest in joint venture						53.70%
Payment of fees per month		$ 3
Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program	4,000	$ 3,000				$ 2,880
Additional amount funded to Research Program	$ 1,000
First tranche funding [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program					$ 1,000
One-time fee					$ 50
Second Tranche of Funding in August 2020 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program							$ 667
Third Tranche of Funding in January 2021 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program			$ 667
First part of fourth tranche funding in February 2021 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Investments in new venture						250
Fourth tranche funding in February 2022 [Member] | Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Investments in new venture						$ 500